OMB APPROVAL
OMB Number: 3235-0578
Expires: May 31, 2007
Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.8%
$6,000,000		Canadian Imperial Bank of Commerce, 5.350%, due 04/11/07	$5,999,527
10,500,000	@@	Deutsche Bank AG, 5.320%, due 06/18/07	10,499,901
3,000,000		HBOS Treasury Services PLC, 5.350%, due 04/11/07	2,999,763
35,000,000		Mizuho Corporate Bank, 5.310%, due 04/27/07	35,000,000
		Total Certificates of Deposit (Cost $54,499,191)	54,499,191
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
10,750,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.370%, due 11/13/07	10,750,000
13,900,000	@@, #, C, I	Newcastle CDO Ltd., 5.350%, due 09/24/07	13,900,000
13,900,000	@@, #, C, I	Newcastle CDO Ltd., 5.350%, due 10/24/07	13,900,000
15,200,000	@@, #, C	Newcastle CDO Ltd., 5.350%, due 03/25/08	15,200,000
		Total Collateralized Mortgage Obligations (Cost $53,750,000)	53,750,000
COMMERCIAL PAPER: 38.1%
3,000,000	@@	ANZ National Bank, 5.170%, due 04/04/07	2,998,708
16,000,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	15,641,224
28,000,000	#	Barton Capital Corp., 5.285%, due 04/13/07	27,977,083
23,000,000		Cargill Asia Pacific, 5.300%, due 04/09/07	22,972,911
70,000,000	#	Concord Minutemen Capital Co., LLC, 5.270%, due 04/25/07	69,701,787
36,230,000		Crown Point Capital Corp., 5.290%, due 04/04/07	36,170,529
11,500,000		Crown Point Capital Corp., 5.300%, due 04/12/07	11,481,376
36,000,000	@@, #	Duke Funding High Grade I Ltd., 5.285%, due 04/05/07	35,947,843
12,000,000		Master Funding, LLC, 5.300%, due 05/31/07	11,894,000
68,500,000		Monument Gardens Funding, LLC, 5.290%, due 04/26/07	67,988,349
18,000,000		Park Avenue Receivables Corp., 5.280%, due 04/19/07	17,952,480
48,260,000		St. Germain Holdings Ltd., 5.280%, due 04/04/07	48,207,045
11,000,000		Swiss Re Financial Products, 5.285%, due 04/26/07	10,959,628
12,289,000		Three Pillars Funding Corp., 5.260%, due 04/16/07	12,258,562
70,000,000		Tulip Funding Corp., 5.290%, due 04/30/07	69,701,582
20,500,000		UBS Finance, 5.215%, due 05/11/07	20,302,862
49,000,000	#	Variable Funding Capital, 5.285%, due 04/12/07	48,920,872
19,911,000		Yorktown Capital, LLC, 5.280%, due 04/11/07	19,871,488
		Total Commercial Paper (Cost $550,948,329)	550,948,329
CORPORATE BONDS/NOTES: 48.5%
3,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	3,501,982
5,750,000		Allstate Life Global Funding II, 5.320%, due 04/25/08	5,750,729
2,400,000	L	Allstate Life Global Funding II, 5.337%, due 07/30/07	2,385,743
6,000,000		Allstate Life Global Funding II, 5.420%, due 05/25/07	6,000,612
15,000,000	#	Allstate Life Global Funding II, 5.430%, due 04/02/07	15,000,033
6,500,000		American Express Bank FSB, 5.400%, due 11/21/07	6,504,122
3,400,000		American Express Bank FSB, 5.290%, due 08/10/07	3,399,864
5,500,000		American Express Centurion, 5.320%, due 10/18/07	5,500,681
4,500,000		American Express Centurion, 5.400%, due 11/16/07	4,502,766
13,000,000		American Express Centurion, 5.410%, due 07/19/07	13,004,251

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$5,000,000		American Express Centurion, 5.410%, due 09/14/07	$5,002,463
18,290,000		American General Finance Corp., 5.292%, due 11/15/07	18,201,276
17,200,000	#, C	American General Finance Corp., 5.370%, due 04/14/08	17,199,897
16,000,000		American General Finance Corp., 5.480%, due 01/18/08	16,017,667
6,000,000	#	American Honda Finance Corp., 5.360%, due 04/12/07	6,000,072
4,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	4,002,826
6,700,000	#	American Honda Finance Corp., 5.460%, due 05/11/07	6,700,960
7,100,000	@@, #	Banco Santander Totta, 5.320%, due 04/16/08	7,100,440
17,000,000		Bank of America N.A., 5.315%, due 04/18/07	16,999,933
4,500,000		Bank of America N.A., 5.315%, due 05/25/07	4,500,000
7,500,000		Bank of America N.A., 5.315%, due 12/04/07	7,499,533
9,500,000	#	Bank of New York, Inc., 5.380%, due 04/25/08	9,500,000
1,100,000		Bank One Corp., 5.424%, due 09/01/07	1,094,145
1,500,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	1,513,387
13,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	13,001,608
12,750,000		Bear Stearns Cos., Inc., 5.380%, due 04/28/08	12,750,000
12,300,000		Bear Stearns Cos., Inc., 5.400%, due 04/04/08	12,300,000
13,200,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	13,204,068
12,000,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	12,004,725
15,000,000		Credit Suisse, 5.320%, due 03/14/08	15,000,000
13,000,000	@@, #	Danske Bank A/S, 5.290%, due 04/11/08	12,998,614
32,000,000	@@, #	Duke Funding High Grade I Ltd., 5.330%, due 06/06/07	31,999,420
18,500,000		General Electric Capital Corp., 5.410%, due 06/22/07	18,503,619
16,000,000		General Electric Capital Corp., 5.445%, due 07/09/07	16,000,000
10,500,000	I	Goldman Sachs Group Inc., 5.360%, due 05/11/07	10,500,000
12,050,000	#	Goldman Sachs Group Inc., 5.370%, due 04/14/08	12,050,000
18,500,000	#	Goldman Sachs Group LP, 5.445%, due 09/14/07	18,509,149
7,800,000	@@, #	HBOS Treasury Services PLC, 5.390%, due 05/01/08	7,800,000
27,000,000	@@, #	HBOS Treasury Services PLC, 5.416%, due 04/24/08	27,002,417
3,000,000		HSBC Finance Corp., 5.316%, due 01/15/08	2,984,211
2,000,000		HSBC Finance Corp., 5.461%, due 06/15/07	2,000,502
8,700,000		JP Morgan Chase, 5.378%, due 05/30/07	8,698,092
11,000,000		Lehman Brothers Holdings, Inc., 5.385%, due 07/19/07	11,003,129
11,000,000		Lehman Brothers Holdings, Inc., 5.480%, due 04/20/07	11,000,872
6,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	6,000,000
28,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	28,004,480
6,925,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	6,929,812
32,000,000		Merrill Lynch & Co., Inc., 5.290%, due 07/27/07	32,000,000
5,000,000		Merrill Lynch & Co., Inc., 5.360%, due 08/22/07	5,001,386
17,000,000		Morgan Stanley, 5.380%, due 03/07/08	17,012,233
2,400,000		Morgan Stanley, 5.445%, due 04/01/07	2,400,000
14,000,000	L	Morgan Stanley, 5.485%, due 07/27/07	14,006,880
14,000,000		Natixis SA, 5.310%, due 12/05/07	13,998,139
11,500,000		Royal Bank of Canada, 5.305%, due 04/02/08	11,498,498
15,500,000		Royal Bank of Canada, 5.420%, due 01/22/08	15,500,000
2,590,000	@@, #	Royal Bank of Scotland, 5.335%, due 11/30/07	2,559,370
4,600,000	@@, #	Santander US Debt SA, 5.360%, due 09/21/07	4,600,757
3,000,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	3,000,620
3,500,000		Suntrust Bank, 5.290%, due 11/19/07	3,500,000
27,000,000		Toronto Dominion Bank, 5.320%, due 04/27/07	27,000,000
15,000,000		Toyota Motor Credit Corp., 5.310%, due 04/26/07	15,000,000
8,500,000		US Bank, 5.379%, due 10/01/07	8,502,501
4,500,000		Washington Mutual Bank, 5.340%, due 09/17/07	4,499,847
16,000,000		Washington Mutual Bank, 5.400%, due 11/16/07	16,004,432
7,800,000		Westpac Banking Corp., 5.400%, due 04/11/08	7,800,000
		Total Corporate Bonds/Notes (Cost $701,012,763)	701,012,763

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
REPURCHASE AGREEMENT: 6.0%
$85,766,000	Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $85,804,166 to be received upon repurchase (Collateralized by $88,652,000 various U.S. government agency obligations, 3.250-6.000%, Market Value plus accrued interest $87,481,949, due 07/15/08-08/22/25).		$85,766,000
	Total Repurchase Agreement (Cost $85,766,000)		85,766,000
SECURITIES LENDING COLLATERALCC: 0.1%
1,632,919	The Bank of New York Institutional Cash Reserves Fund		1,632,919
	Total Securities Lending Collateral (Cost $1,632,919)		1,632,919
	Total Investments in Securities (Cost $1,447,609,202)*	100.2%	$1,447,609,202
	Other Assets and Liabilities - Net	(0.2)	(2,796,312)
	Net Assets	100.0%	$1,444,812,890

(1)

All securities with a maturity date greater than one year have either a variable rate. a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be called prior to maturity date.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is the same for financial statement purposes.

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007